CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues:
Rental income	$ 198,284	$ 188,494	$ 398,527	$ 379,844
Interest and other operating income	1,849	121	3,608	264
Total revenues	200,133	188,615	402,135	380,108
Expenses:
Rental	63,373	57,409	129,257	116,988
General and administrative	14,243	10,929	26,691	21,489
Merger-related costs	5,107	0	11,125	0
Transaction	97	66	241	162
Depreciation and amortization	75,051	74,977	150,437	151,251
Interest expense	24,760	23,133	48,700	46,119
Impairment	0	16,825	0	16,825
Total expenses	182,631	183,339	366,451	352,834
Gain (loss) on sale of real estate, net	0	32,753	(4)	32,753
Loss on extinguishment of debt, net	(3,615)	0	(3,615)	0
Income from unconsolidated joint venture	401	406	801	798
Other income	134	304	222	307
Net income	14,422	38,739	33,088	61,132
Net income attributable to non-controlling interests	(254)	(728)	(605)	(1,091)
Net income attributable to common stockholders/unitholders	$ 14,168	$ 38,011	$ 32,483	$ 60,041
Earnings per common share - basic
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.27
Earnings per common share - diluted
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.27
Weighted average common shares outstanding:
Basic (in shares/units)	229,074	218,822	229,026	218,787
Diluted (in shares/units)	233,125	222,326	233,086	222,297
Healthcare Trust of America Holdings, LP (HTALP)
Revenues:
Rental income	$ 198,284	$ 188,494	$ 398,527	$ 379,844
Interest and other operating income	1,849	121	3,608	264
Total revenues	200,133	188,615	402,135	380,108
Expenses:
Rental	63,373	57,409	129,257	116,988
General and administrative	14,243	10,929	26,691	21,489
Merger-related costs	5,107	0	11,125	0
Transaction	97	66	241	162
Depreciation and amortization	75,051	74,977	150,437	151,251
Interest expense	24,760	23,133	48,700	46,119
Impairment	0	16,825	0	16,825
Total expenses	182,631	183,339	366,451	352,834
Gain (loss) on sale of real estate, net	0	32,753	(4)	32,753
Loss on extinguishment of debt, net	(3,615)	0	(3,615)	0
Income from unconsolidated joint venture	401	406	801	798
Other income	134	304	222	307
Net income	14,422	38,739	33,088	61,132
Net income attributable to non-controlling interests	0	0	0	0
Net income attributable to common stockholders/unitholders	$ 14,422	$ 38,739	$ 33,088	$ 61,132
Earnings per common share - basic
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.28
Earnings per common share - diluted
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06	$ 0.17	$ 0.14	$ 0.28
Weighted average common shares outstanding:
Basic (in shares/units)	233,125	222,326	233,086	222,297
Diluted (in shares/units)	233,125	222,326	233,086	222,297